Life settlement contracts (Tables)	12 Months Ended
Dec. 31, 2011
Life settlement contracts
Life settlement contracts

2011	within 1 year	within 1-2 years	within 2-3 years	within 3-4 years	within 4-5 years	Thereafter	Total

Fair value method [1]

Number of contracts	563	986	1,943	2,005	2,330	614	8,441

Carrying value (CHF million)	19	32	59	68	67	550	795

Face value (CHF million)	20	35	67	88	94	2,580	2,884

Investment method

Number of contracts	–	–	–	–	–	8	8

Carrying value (CHF million)	–	–	–	–	–	54	54

Face value (CHF million)	–	–	–	–	–	74	74

2010

Fair value method [1]

Number of contracts	929	500	1,002	1,789	1,850	2,804	8,874

Carrying value (CHF million)	30	27	42	80	134	545	858

Face value (CHF million)	31	51	67	137	316	2,877	3,479

Investment method

Number of contracts	–	–	–	–	–	8	8

Carrying value (CHF million)	–	–	–	–	–	51	51

Face value (CHF million)	–	–	–	–	–	70	70

1 Time bands reflect life expectancy.

Realized and unrealized gains and losses on life settlement contracts accounted for under the fair value method

in	2011	2010	2009

CHF million

Realized gains/(losses)	12	44	(39)

Unrealized gains/(losses)	(30)	(105)	(8)